INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2025 USD ($) vessels	Feb. 28, 2025 USD ($) vessels	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 1,433,715	$ 1,355,037
Repayments of borrowings			$ 1,575,089	$ 961,132
Debt instrument, covenant compliance, cash required to be maintained, percentage			50.00%
Debt instrument, covenant compliance, undrawn credit facility availability			12 months
Debt instrument, covenant compliance, cash maintained, percentage			58.00%		50.00%
Cash required by financial loan covenant
Disclosure of detailed information about borrowings [line items]
Cash			$ 103,400		$ 92,600
$119.7 million secured credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 119,700
Borrowing facility, revolving credit capacity		$ 51,600
Debt instrument, term		5 years
Interest rate amortization profile		18 years
Proceeds from borrowings		$ 68,100
Undrawn borrowing facilities			50,300
$119.7 million secured credit facility | VLCC vessels
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | vessels		2
$119.7 million secured credit facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.65%
$100.8 million term loan facility (ING)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 70,100
$72.3 million secured credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		72,300
Borrowing facility, revolving credit capacity		$ 25,400
Debt instrument, term		5 years
Interest rate amortization profile		18 years
Proceeds from borrowings		$ 46,900
Undrawn borrowing facilities			25,000
$72.3 million secured credit facility | VLCC vessels
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | vessels		1
$72.3 million secured credit facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.70%
$62.5 million term loan facility (Credit Agricole)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 46,900
$47.0 million secured credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		47,000
Borrowing facility, revolving credit capacity		$ 14,900
Debt instrument, term		5 years
Interest rate amortization profile		20 years
Proceeds from borrowings		$ 32,200
Undrawn borrowing facilities			$ 14,600
$47.0 million secured credit facility | Suezmax tanker
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | vessels		1
$47.0 million secured credit facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.70%
$42.9 million term loan facility (Credit Suisse)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 32,200
$1,286.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 1,286,500
Debt instrument, term	5 years
Interest rate amortization profile	20 years
Proceeds from borrowings	$ 1,286,500
$1,286.5 million term loan facility | VLCC vessels
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | vessels	24
$1,286.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.70%
$1410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 1,311,200